Average Annual Total Returns - AST Emerging Markets Equity Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	MSCI Emerging Markets Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.06%	7.56%	0.74%	18.69%	13.22%	4.00%